Organization and Principal Activities (Details)	12 Months Ended
Dec. 31, 2017
China Finance Online (Beijing) Co., Ltd. ("CFO Beijing") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jul. 09, 1998
legal ownership interest	100.00%
Principal activity	N/A
Fortune Software (Beijing) Co., Ltd. ("CFO Software") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Dec. 07, 2004
legal ownership interest	100.00%
Principal activity	N/A
Shenzhen Genius Information Technology Co., Ltd. ("CFO Genius") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Sep. 21, 2006
legal ownership interest	100.00%
Principal activity	Subscription service
Zhengyong Information & Technology (Shanghai) Co., Ltd. ("CFO Zhengyong") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shanghai, PRC
Date of incorporation or acquisition	Aug. 17, 2008
legal ownership interest	100.00%
Principal activity	N/A
Zhengtong Information Technology (Shanghai) Co., Ltd ("CFO Zhengtong") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shanghai, PRC
Date of incorporation or acquisition	Jun. 24, 2008
legal ownership interest	100.00%
Principal activity	N/A
Rifa Financial Holdings Limited ("Rifa Financial Holdings") (Formerly known as "iSTAR Financial Holdings Limited") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	BVI
Date of incorporation or acquisition	Jul. 16, 2007
legal ownership interest	85.00%
Principal activity	Investment holdings
Rifa Securities Limited ("Rifa Securities") (Formerly known as "iSTAR International Securities Co. Limited") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Hong Kong, PRC
Date of incorporation or acquisition	Nov. 23, 2007
legal ownership interest	85.00%
Principal activity	Brokerage service
Rifa Futures Limited ("Rifa Futures") (Formerly known as "iSTAR International Futures Co. Limited") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Hong Kong, PRC
Date of incorporation or acquisition	Apr. 16, 2008
legal ownership interest	85.00%
Principal activity	Brokerage service
Rifa Credit Limited ("Rifa Credit") (Formerly known as "iSTAR International Credit Co. Limited") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Hong Kong, PRC
Date of incorporation or acquisition	Feb. 10, 2012
legal ownership interest	85.00%
Principal activity	N/A
Rifa Wealth Management Co. Limited ("Rifa Wealth Management") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Hong Kong, PRC
Date of incorporation or acquisition	Sep. 13, 2016
legal ownership interest	85.00%
Principal activity	Insurance brokerage service
Beijing Fuhua Innovation Technology Development Co., Ltd. ("CFO Fuhua") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Dec. 31, 2000
legal ownership interest	0.00%
Principal activity	Web portal and advertising service
Shenzhen Newrand Securities Advisory and Investment Co., Ltd. ("CFO Newrand") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Oct. 17, 2008
legal ownership interest	0.00%
Principal activity	Securities investment advising
Shanghai Stockstar Wealth Management Co., Ltd. ("Stockstar Wealth Management") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shanghai, PRC
Date of incorporation or acquisition	Apr. 12, 2011
legal ownership interest	0.00%
Principal activity	N/A
Beijing Huizhi Fortune Technology Co., Ltd. ("CFO Huizhi") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jun. 14, 2012
legal ownership interest	0.00%
Principal activity	N/A
Shenzhen Ganlanren Investment Management Co., Ltd. ("CFO Shenzhen Ganlanren") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Feb. 18, 2016
legal ownership interest	0.00%
Principal activity	N/A
Beijing CFO Premium Technology Co., Ltd. ("CFO Premium") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jun. 02, 2009
legal ownership interest	0.00%
Principal activity	N/A
Shenzhen Newrand Securities Training Center ("CFO Newrand Training") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Oct. 17, 2008
legal ownership interest	0.00%
Principal activity	Securities investment training
Fortune (Beijing) Huiying Investment Consulting Co., Ltd. ("CFO Huiying") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Dec. 18, 2009
legal ownership interest	0.00%
Principal activity	N/A
Shenzhen Tahoe Investment and Development Co., Ltd ("CFO Tahoe") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Sep. 30, 2013
legal ownership interest	0.00%
Principal activity	N/A
Shenzhen Shangtong Software Co., Ltd. ("CFO Shenzhen Shangtong") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Sep. 23, 2009
legal ownership interest	0.00%
Principal activity	N/A
Zhengjin (Tianjin) Precious Metals Investment Co., Ltd. ("CFO Zhengjin Tianjin") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Tianjin, PRC
Date of incorporation or acquisition	Jul. 23, 2013
legal ownership interest	0.00%
Principal activity	Commodities brokerage
Beijing Jiayi Management Co., Ltd. ("CFO Zhengjin Beijing")
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jan. 13, 2014
legal ownership interest	0.00%
Principal activity	Commodities brokerage
Yinglibao (Beijing) Technology Co., Ltd. ("CFO Yinglibao") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jan. 15, 2014
legal ownership interest	0.00%
Principal activity	Internet-based financial platform
Zhengjin (Jiangsu) Precious Metals Co., Ltd. ("CFO Zhengjin Jiangsu") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Nanjing, PRC
Date of incorporation or acquisition	Nov. 19, 2014
legal ownership interest	0.00%
Principal activity	Commodities brokerage
Zhengjin (Fujian) Precious Metals Co., Ltd. ("CFO Zhengjin Fujian") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Fujian, PRC
Date of incorporation or acquisition	Jan. 06, 2013
legal ownership interest	0.00%
Principal activity	Commodities brokerage
Qingdao Zhengjin Zhida Trading Co., Ltd. ("CFO Qingdao Zhida") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Qingdao, PRC
Date of incorporation or acquisition	Dec. 21, 2015
legal ownership interest	0.00%
Principal activity	Commodities brokerage
Tibet Zhisheng Gold Industry Co., Ltd. ("CFO Tibet Zhisheng") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Tibet, PRC
Date of incorporation or acquisition	Mar. 18, 2016
legal ownership interest	0.00%
Principal activity	Commodities brokerage
Qingdao Zhengjin Taiji Trading Co., Ltd. ("CFO Qingdao Taiji") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Qingdao, PRC
Date of incorporation or acquisition	Mar. 23, 2016
legal ownership interest	0.00%
Principal activity	Commodities brokerage
iTougu (Beijing) Network Technology Co., Ltd. ("CFO iTougu") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Dec. 08, 2014
legal ownership interest	0.00%
Principal activity	Investment advisory service platform
Tibet Fortune Jinyuan Network Technology Co., Ltd. ("CFO Tibet") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Tibet, PRC
Date of incorporation or acquisition	Aug. 22, 2015
legal ownership interest	0.00%
Principal activity	N/A
Beijing Zhongjun Sunshine Investment and Management Co., Ltd ("CFO Zhongjun Sunshine") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Sep. 30, 2013
legal ownership interest	0.00%
Principal activity	Financial service
Fortune (Beijing) Qicheng Technology Co., Ltd. ("CFO Qicheng") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Dec. 18, 2009
legal ownership interest	0.00%
Principal activity	N/A
Beijing Chuangying Advisory and Investment Co., Ltd. ("CFO Chuangying") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jan. 09, 2009
legal ownership interest	0.00%
Principal activity	P2P lending service
Zhongheng Xintai (Beijing) Asset Management Co., Ltd. ("CFO Zhongheng Xintai") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jun. 08, 2016
legal ownership interest	0.00%
Principal activity	N/A